Revenue information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue information
Total revenue	¥ 245,948	$ 35,659	¥ 942,380	¥ 2,451,287
Base Commission From Transactions [Member]
Revenue information
Total revenue	201,907		821,899	2,223,685
Innovation initiatives and other value-added services
Revenue information
Total revenue	¥ 44,041		¥ 120,481	¥ 227,602